CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Series A Preferred stock, par value	$ 0	$ 0
Series A Preferred stock, shares authorized	7,500	7,500
Series A Preferred stock, shares issued	5,891	5,891
Series A Preferred stock, shares outstanding	5,891	5,891
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	5,024,374	5,024,374
Treasury stock shares	3,571	3,571